CONCENTRATIONS (Details) $ in Millions	6 Months Ended
	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2024 item	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Jun. 30, 2025 CNY (¥)
CONCENTRATIONS
Number of major suppliers | item	2	2
China
CONCENTRATIONS
Cash was on deposit at financial institutions	¥ 38,000,000		$ 5.4		¥ 36,600,000
Maximum insured bank deposit | ¥	500,000
Unprotected cash held in banks	34,000,000		4.9		31,100,000
Hong Kong
CONCENTRATIONS
Cash was on deposit at financial institutions	37,100,000		5.3		65,900,000
Maximum insured bank deposit | $				$ 800,000
Unprotected cash held in banks	¥ 34,100,000		$ 4.9		¥ 63,400,000
Supplier one | Supplier concentration risk | Cost of goods and service
CONCENTRATIONS
Concentration risk, percentage	28.00%	20.00%
Supplier two | Supplier concentration risk | Cost of goods and service
CONCENTRATIONS
Concentration risk, percentage	24.00%	6.20%
CNPC | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage	73.00%	50.00%
CNPC | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	54.00%	29.00%
SINOPEC | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage	8.00%	8.00%
SINOPEC | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	10.00%
SINOPEC | Customer one | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage		21.00%
CNOOC | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage	9.00%	9.00%
CNOOC | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	10.00%	9.00%
Another customer | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage	10.00%	33.00%
Another customer | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	26.00%	40.00%